Consolidated Statements of Changes in Equity	Total shareholders' equity attributable to ATA Inc. USD ($)	Total shareholders' equity attributable to ATA Inc. CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Treasury Shares USD ($)	Treasury Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) CNY (¥)	Non-redeemable non-controlling interests USD ($)	Non-redeemable non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2015		¥ 377,322,408		¥ 3,513,718		¥ (8,201,045)		¥ 387,502,800		¥ (27,176,682)		¥ 21,683,617				¥ 377,322,408
Balance (in shares) at Mar. 31, 2015 | shares			45,460,582	45,460,582
Increase (Decrease) in Stockholders' Equity
Net income (loss)		26,051,187										26,051,187				26,051,187
Foreign currency translation adjustment, net of nil income tax		2,002,553								2,002,553						2,002,553
Share-based compensation (Note 15)		9,164,822						9,164,822								9,164,822
Issuance of common shares with net-settlement of employee individual income tax		(774,354)		¥ 16,986				(791,340)								(774,354)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			273,766	273,766
Repurchase of common shares (Note 16)		(19,536,028)				(19,536,028)										(19,536,028)
Balance at Mar. 31, 2016		394,230,588		¥ 3,530,704		(27,737,073)		395,876,282		(25,174,129)		47,734,804				394,230,588
Balance (in shares) at Mar. 31, 2016 | shares			45,734,348	45,734,348
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(9,716,002)										(9,716,002)		¥ (253,405)		(9,969,407)
Foreign currency translation adjustment, net of nil income tax		658,228								658,228						658,228
Share-based compensation (Note 15)		6,958,403						6,958,403								6,958,403
Issuance of common shares with net-settlement of employee individual income tax		(200,047)		¥ 3,208				(203,255)								(200,047)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			48,376	48,376
Unrealized loss on available-for-sale investment, net of nil income tax (Note 5)		(553,870)								(553,870)						(553,870)
Acquisition of non-redeemable non-controlling interests (Note 23)														1,333,333		1,333,333
Balance at Mar. 31, 2017		391,377,300		¥ 3,533,912		(27,737,073)		402,631,430		(25,069,771)		38,018,802		1,079,928		¥ 392,457,228
Balance (in shares) at Mar. 31, 2017 | shares			45,782,724	45,782,724											45,782,724	45,782,724
Increase (Decrease) in Stockholders' Equity
Net income (loss)		29,633,544										29,633,544		(352,101)		¥ 29,281,443
Foreign currency translation adjustment, net of nil income tax		(2,335,054)								(2,335,054)					$ (358,891)	(2,335,054)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax (Note 5)		553,870								553,870					85,128	553,870
Share-based compensation (Note 15)		15,135,646						15,135,646								15,135,646
Issuance of common shares with net-settlement of employee individual income tax		(188,658)		¥ 959				(189,617)								(188,658)
Issuance of common shares with net-settlement of employee individual income tax (in shares) | shares			14,162	14,162
Acquisition of non-redeemable non-controlling interests (Note 23)														350,000		350,000
Special cash dividend (Note 17)		(65,698,571)						(27,679,769)				(38,018,802)				(65,698,571)
Disposal of non-redeemable non-controlling interests														(734,531)		(734,531)
Redeemable non-controlling interests redemption value accretion (Note 14)		(3,748,639)										(3,748,639)				(3,748,639)
Balance at Dec. 31, 2017	$ 56,057,888	¥ 364,729,438	$ 543,300	¥ 3,534,871	$ (4,263,110)	¥ (27,737,073)	$ 59,926,178	¥ 389,897,690	$ (4,126,917)	¥ (26,850,955)	$ 3,978,437	¥ 25,884,905	$ 52,764	¥ 343,296	$ 56,110,652	¥ 365,072,734
Balance (in shares) at Dec. 31, 2017 | shares			45,796,886	45,796,886											45,796,886	45,796,886